CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 31, 2020		Jul. 31, 2019		Jul. 31, 2020		Jul. 31, 2019		Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Revenues
Total revenues	$ 48,765		$ 31,978		$ 93,477		$ 61,814		$ 138,180	$ 91,534	$ 58,142
Cost of Revenues
Total cost of revenues	22,587		14,770		41,453		28,808		64,070	46,451	30,471
Gross profit	26,178		17,208		52,024		33,006		74,110	45,083	27,671
Operating Expenses
Sales and marketing	15,626	[1]	10,453	[1]	27,852	[1]	18,468	[1]	44,440	31,278	20,954
Research and development	15,292	[1]	8,272	[1]	26,257	[1]	15,638	[1]	35,304	22,230	16,559
General and administrative	10,953	[1]	6,430	[1]	17,879	[1]	10,339	[1]	22,536	14,791	8,933
Total operating expenses	41,871		25,155		71,988		44,445		102,280	68,299	46,446
Loss from operations	(15,693)		(7,947)		(19,964)		(11,439)		(28,170)	(23,216)	(18,775)
Non-operating Income (Expense)
Interest income	55		265		211		583		988	1,193	260
Other	1,117		(618)		597		(727)		33	(89)	(24)
Loss before income tax expense	(14,521)		(8,300)		(19,156)		(11,583)		(27,149)	(22,112)	(18,539)
Income tax expense	203		202		400		338		586	194	50
Net loss	(14,724)		(8,502)		(19,556)		(11,921)		(27,735)	(22,306)	(18,589)
Net loss attributable to non-controlling interest (Note 3)	(232)		0		(408)		0		(141)	0	0
Adjustment attributable to redeemable non-controlling interest (Note 3)	154		0		267		0
Net loss attributable to nCino, Inc.	$ (14,646)		$ (8,502)		$ (19,415)		$ (11,921)		$ (27,594)	$ (22,306)	$ (18,589)
Net loss per share attributable to nCino, Inc.:
Basic and diluted (in dollars per share)	$ (0.17)		$ (0.11)		$ (0.23)		$ (0.16)		$ (0.35)	$ (0.30)	$ (0.27)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	84,629,777		76,420,098		83,112,132		76,206,900		78,316,794	74,593,709	68,290,570
License and Service
Revenues
Total revenues	$ 39,351		$ 23,110		$ 74,182		$ 44,142		$ 103,265	$ 64,458	$ 38,048
Cost of Revenues
Total cost of revenues	11,920	[1]	7,083	[1]	22,019	[1]	13,585	[1]	31,062	19,995	12,581
Professional Services
Revenues
Total revenues	9,414		8,868		19,295		17,672		34,915	27,076	20,094
Cost of Revenues
Total cost of revenues	$ 10,667	[1]	$ 7,687	[1]	$ 19,434	[1]	$ 15,223	[1]	$ 33,008	$ 26,456	$ 17,890

[1]	Includes stock-based compensation expense as follows